Stock-Based Compensation - Stock options (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 24, 2017	Dec. 29, 2015
Stock Based Compensation
Antidilutive securities excluded from computation of diluted net loss per share					15,802,648	5,043,746
2015 Plan
Stock Based Compensation
Vesting period					4 years
Number of shares reserved for issuance under the plan								373,422	311,185
Number of Shares
Outstanding at the beginning				2,056,891	506,586	189,189
Granted				247,275	1,570,136	317,397
Exercised				(53,963)	(5,599)
Forfeitures				(1,250)	(14,232)
Outstanding at the end		2,056,891	2,248,953	2,248,953	2,056,891	506,586	189,189
Vested and expected to vest at the end		2,056,891	2,248,953	2,248,953	2,056,891
Exercisable at the end		242,079	450,866	450,866	242,079
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)				$ 4.74	$ 0.94	$ 0.48
Granted (in dollars per share)				18.18	5.92	1.21
Exercised (in dollars per share)				1.20	0.84
Forfeitures (in dollars per share)				7.63	1.11
Outstanding at the end (in dollars per share)		$ 4.74	$ 6.30	6.30	4.74	$ 0.94	$ 0.48
Vested and expected to vest at the end (in dollars per share)		4.74	6.30	6.30	4.74
Exercisable at the end (in dollars per share)		$ 0.88	$ 1.15	$ 1.15	$ 0.88
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Outstanding (in years)		9 years 4 months 24 days		9 years 1 month 6 days	9 years 4 months 24 days	9 years	8 years 7 months 6 days
Granted (in years)				10 years	9 years 10 months 24 days
Exercised (in years)				8 years 1 month 6 days
Forfeitures (in years)				9 years 6 months
Outstanding at the beginning (in dollars)				$ 5,946,000	$ 137,000	$ 137,000
Outstanding at the end (in dollars)		$ 5,946,000	$ 55,305,000	55,305,000	5,946,000	$ 137,000	$ 137,000
Vested and expected to vest at the end (in dollars)		5,946,000	55,305,000	55,305,000	5,946,000
Exercisable at the end (in dollars)		$ 1,634,000	$ 12,335,000	$ 12,335,000	$ 1,634,000
Weighted average grant date fair value per share of stock options granted				$ 11.48	$ 3.80	$ 0.80
Aggregate intrinsic value of stock options exercised				$ 1,600,000	$ 38,000	$ 0
2015 Plan | Minimum
Stock Based Compensation
Share price of common stock on date of grant as a percent of fair market value of company stock (as a percent)			100.00%	100.00%
2015 Plan | Maximum
Stock Based Compensation
Term of awards				10 years
Omnibus Incentive Plan
Stock Based Compensation
Number of shares reserved for issuance under the plan	2,900,000
Annual increase in number of share reserved for issuance (as percent)	4.00%
2015 Plan and 2019 Employee Stock Purchase Plan
Stock Based Compensation
Vesting period				4 years
Expiration period				10 years
2019 Employee Stock Purchase Plan
Stock Based Compensation
Number of shares reserved for issuance under the plan	240,000		2,653,969	2,653,969
Annual increase in number of share reserved for issuance (as percent)	1.00%
Maximum annual increase in shares available for issuance under the plan	480,000
Option to purchase common stock
Stock Based Compensation
Antidilutive securities excluded from computation of diluted net loss per share			2,248,953	2,248,953	242,079	64,783